Summary of Stock Option Activity (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance | shares	504,617
Options, Granted | shares	206,750
Options, Exercised | shares	(94,525)
Options, Forfeited | shares	(28,500)
Options, Expired | shares	(3,667)
Options, Outstanding ending balance | shares	584,675
Options, Exercisable | shares	95,047
Weighted-Average Exercise Price, Outstanding beginning balance | $ / shares	$ 151.71
Weighted-Average Exercise Price, Granted | $ / shares	162.42
Weighted-Average Exercise Price, Exercised | $ / shares	125.11
Weighted-Average Exercise Price, Forfeited | $ / shares	160.53
Weighted-Average Exercise Price, Expired | $ / shares	162.62
Weighted-Average Exercise Price, Outstanding ending balance | $ / shares	159.34
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 150.83
Weighted-Average Remaining Contractual Term (in years), Outstanding	3 years 4 months 13 days
Weighted-Average Remaining Contractual Term (in years), Exercisable	2 years 5 months 1 day
Aggregate Intrinsic Value, Outstanding | $	$ 12,591
Aggregate Intrinsic Value, Exercisable | $	$ 2,879